AOMT 2023-1 ABS-15G

Exhibit 99.3

Exception Grades

Run Date - 1/5/2023 11:28:47 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
xxx	2023010111			XXX	801903121752-4264	XXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of X.XX is less than Guideline PITIA months reserves of X.XX.	X months PITI reserve requirement not meet but meets the exception policy based on compensating factor of Low front end DTI, Low LTV	Guideline variance approved by lender at time of origination.		Originator Pre-Close	Reviewer Comment (XXX): CRE DXXX	XXX		XXX	2	C	B	C	B	C	B	C	B	C	B	XXX	TX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	C	A	Non QM	Non QM	No
xxx	2023010111			XXX	801903121752-25454	XXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to go in a securitization and reflects only one valuation product when two are required.						Reviewer Comment (XXX): Received CDA	XXX		XXX	1	C	A	C	A	C	A	C	A	C	A	XXX	TX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	C	A	Non QM	Non QM	No
xxx	2023010111			XXX	801903121752-22166	XXX	Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Appraiser's license or certification was not active at the time of the appraisal.	Valuation Type: Appraisal / Valuation Report Date: XXX					Reviewer Comment (XXX): Received copy of license effective XXX through XXX Buyer Comment (XXX): why do we need history? license show issued XXX and expire X/XX/XXX which is in between the time the appraisal was completed. Reviewer Comment (XXX): Rec'd copy of appraiser license expiring on XXX; unable to verify license history prior to XXX effective date on National Registry. Buyer Comment (XXX): app done X/XX and appraiser lic expire X/XX/XXX ?	XXX		XXX	1	C	A	C	A	C	A	C	A	C	A	XXX	TX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	C	A	Non QM	Non QM	No
xxx	2023010111			XXX	801903121752-3212	XXX	Credit	Income / Employment	Income Documentation	Income / Employment	Employment Error: Employment job title not provided.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: XXX, Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: XXX, Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: XXX, Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: XXX, Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: XXX, Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: XXX, Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: XXX, Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: XXX	Not provided				Reviewer Comment (XXX): Client elects to waive.	XXX		XXX	2	B	B	B	B	B	B	B	B	B	B	XXX	TX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	C	A	Non QM	Non QM	No
xxx	2023010111			XXX	801903121752-5895	XXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing)	Texas Constitution Section XX(a)(X): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.					Reviewer Comment (XXX): Received borrower signed acknowledgement	XXX		XXX	1	C	A	C	A	C	A	C	A	C	A	XXX	TX	Primary	Refinance - Rate/Term	Either Deliver the required documents to the borrower or refund or credit the borrower $X,XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	C	B	C	B	C	A	C	A	Non QM	Non QM	Yes
xxx	2023010111	XXX	801903121752-23015	XXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Security Instrument did not disclose that loan is a Texas Home Equity Loan)	Texas Constitution Section XX(a)(X): Texas Cash-out Loan. Security instrument does not disclose that the loan is a TX Home Equity/XX(a)(X) Loan.	Reviewer Comment (XXX): Xnd lien being paid off at closing is subject to TXXX(a)(X).

Reviewer Comment (XXX): Payoff of a non-purchase money lien is considered cash out

Buyer Comment (XXX): Correct which makes it a no cash out. If the borrower would have received money back then the tx XX (a)(X) docs would have been done.

Reviewer Comment (XXX): Loan is a Texas Equity out loan transaction.   $XX,XXX.XX non-purchase money lien (item # X of title commitment paid off through closing.

Buyer Comment (XXX): This was a a No Cash Out Rate Term Refinance and not a TX XX(a)(X) so this doc would have not been required.

Reviewer Comment (XXX): Rec'd copy of Notice Concerning Extensions of Credit; Security Instrument did not disclose that loan is a TX Home Equity Loan. Exception to remain.
																		XXX		XXX	1	C	A	C	A	C	A	C	A	C	A	XXX	TX	Primary	Refinance - Rate/Term	Refund or credit the borrower $X,XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	C	B	C	B	C	A	C	A	Non QM	Non QM	Yes
xxx	2023010111			XXX	801903121752-6336	XXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Texas Constitution Section XX(a)(X): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-XX endorsement or the T-XX.X endorsement. (The loan is a Texas Section XX (a)(X) home equity loan.)					Reviewer Comment (XXX): Xnd lien being paid off at closing is subject to TXXX(a)(X).	XXX		XXX	1	B	A	B	A	B	A	B	A	B	A	XXX	TX	Primary	Refinance - Rate/Term	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	C	B	C	B	C	A	C	A	Non QM	Non QM	No
xxx	2023010111			XXX	801903121752-2422	XXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided)	Texas Constitution Section XX(a)(X): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.					Reviewer Comment (XXX): Xnd lien being paid off at closing is subject to TXXX(a)(X). Reviewer Comment (XXX): Payoff of a non-purchase money lien is considered cash out Buyer Comment (XXX): Correct which makes it a no cash out. If the borrower would have received money back then the tx XX (a)(X) docs would have been done. Reviewer Comment (XXX): Loan is a Texas Equity out loan transaction. $XX,XXX.XX non-purchase money lien (item # X of title commitment paid off through closing. Buyer Comment (XXX): this was a No Cash Out Rate Term Refinance and not a TX XX(a)(X).	XXX		XXX	1	C	A	C	A	C	A	C	A	C	A	XXX	TX	Primary	Refinance - Rate/Term	To Remediate: the lender or holder may either: (X) Deliver to the borrower the required disclosure documents and obtain an executed copy; OR, (X) refund or credit the borrower $X,XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	C	B	C	B	C	A	C	A	Non QM	Non QM	Yes
xxx	2023010112			XXX	801911134734-25454	XXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to go in a securitization and reflects only one valuation product when two are required.						Reviewer Comment (XXX): Received CDA	XXX		XXX	1	C	A	C	A	C	A	C	A	C	A	XXX	TX	Primary	Purchase		C	A	C	A	A	A	C	A	Non QM	Non QM	No
xxx	2023010112			XXX	801911134734-5404	XXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Borrower-prepared P&L					Reviewer Comment (XXX): Cleared P&L provided	XXX		XXX	1	C	A	C	A	C	A	C	A	C	A	XXX	TX	Primary	Purchase		C	A	C	A	A	A	C	A	Non QM	Non QM	No
xxx	2023010623			XXX	801912137242-23931	XXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment					Reviewer Comment (XXX): Provided.	XXX		XXX	1	A	A	A	A	A	A	A	A	A	A	XXX	TX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
xxx	2023010623			XXX	801912137242-595	XXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed		Company name listed on title, and individual's name on the mortgage.				Reviewer Comment (XXX): provided.	XXX		XXX	1	C	A	C	A	C	A	C	A	C	A	XXX	TX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
xxx	2023010640	201530007258		XXX	201530007258-3495	XXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank XXX): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/XXX)	The valuation was updated XXX, with no evidence the updated valuation was provided to the borrower					XXX		XXX	2	B	B	B	B	B	B	B	B	B	B	XXX	OR	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
xxx	2023010641	301624004581	XXX	301624004581-6543	XXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX.XX exceeds tolerance of $XXX.XX plus XX% or $XXX.XX. Insufficient or no cure was provided to the borrower. (X)	Ten Percent Fee Tolerance amount of $XXX.XX exceeds tolerance of $XXX.XX. Sufficient cure or changed circumstance was not provided.	Reviewer Comment (XXX): Documentation provided. Exception cleared

Seller Comment (XXX): Updated PCCD moving the fee to section C

Seller Comment (XXX): PCCD with corrected fee removed from section B

Reviewer Comment (XXX): Documentation provided shows the paid to party in Box B as having changed. Fees in Xnd PCCD do not align to borrower totals at consummation. Please provide a PCCD showing the Title- Doc Prep Fee as being removed from section B, and reflected to the correct party in Section C. Or, provide a refund to the borrower, proof of mailing, LOE, and updated PCCD.

Seller Comment (XXX): the borrower shopped title services, and the $XXX.XX should have been moved to Box C. The consummation CD generated on XX/XX shows it in B – and it got stuck there because the two Byte fee lines were pointing at the same HUD line #. I have fixed that and the CD I just generated now shows the Processing fee in Box C

X. Recording Fee increased by $XX.XX
consummation CD disclosed XXX mtg XXX deed with total XXX
the final settlement statement says
XX deed trust recording
XX grant deed recording
the recording fee dropped
No cure required to be issued per Compliance review see updated PCCD

Seller Comment (XXX): Corrected PCCD

Reviewer Comment (XXX): Title- Doc Prep fee for $XXX was not listed on the LE under services borrower did not shop for. Recording Fee increased $XX. The increase in fees is $XXX. Please provide a borrower a check in the amount of $XXX a PCCD, copy of the refund check, LOE to the borrower, and proof of mailing.

Seller Comment (XXX): FSS and PCCD

Seller Comment (XXX): When file was reconciled against the FSS no cure is required see PCCD and FSS
																		XXX		XXX	1	C	A	C	A	C	A	C	A	C	A	XXX	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
xxx	2023010641	301624004581		XXX	301624004581-20080	XXX	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.		There is a $XXX,XXX deposit on bank statement ending XXX that is being used for assets to close that the loan file does not contain source or explanation for.				Reviewer Comment (XXX): documentation provided. Exception cleared Seller Comment (XXX): Please see attached cancelled check and see the divorce decree documents supporting the marital settlement agreement	XXX		XXX	1	C	A	C	A	C	A	C	A	C	A	XXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No